Basis of Presentation and Summary of Significant Accounting Policies - Merger (Detail)	4 Months Ended	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Sep. 26, 2015	Dec. 27, 2014
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Business acquisition, date of acquisition agreement		May 28, 2015	May 28, 2015
Common Stock [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Business acquisition, equity interest issued or issuable, number of shares issued per share	0.545		0.545
Common Stock Option [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Business acquisition, equity interest issued or issuable, number of options issued per option	0.545		0.545